TAXES	12 Months Ended
Sep. 30, 2024
TAXES
TAXES

NOTE 8 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Singapore

Under Singapore tax laws, the corporate income tax rate varies from year to year. For the years ended September 30, 2024 and 2023, the corporate income tax rate was 17%. Platinum Singapore applied the tax rate of 17% for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Singapore profits tax regulation.

Hong Kong

Under Hong Kong tax laws, with effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million (approximately $256,000) of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. For the year ended September 30, 2024 and 2023, NetClass HK applied the two-tier profits tax rate for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Hong Kong profits tax regulation.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis.

According to Caishui [2019] No.13, announcement of the Ministry of Finance and the State Taxation Administration [2021] No.12 and [2023] No.6, small and low-profit enterprises shall meet three conditions for enjoying preferential tax conditions, including (i) annual taxable income of no more than RMB 3 million ($425,333), (ii) no more than 300 employees, and (iii) total assets of no more than RMB 50 million ($7,088,880). According to announcement of the State Taxation Administration [2021] No.8, which became effective on January 1, 2021 to December 31, 2022., small, low-profit enterprises whose annual taxable income is no more than RMB 1 million ($141,778) are subject to the preferential income tax rate 2.5% (only 12.5% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

NOTE 8 — TAXES (Continued)

(a)	Corporate Income Taxes (“CIT”) (Continued)

According to announcement of the Ministry of Finance and the State Taxation Administration [2022] No.13, which became effective on January 1, 2022 and to December 31, 2024, small, low profit enterprises with annual taxable income exceeding RMB 1 million ($141,778) but no more than RMB 3 million ($425,333) are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 to December 31, 2027, small, low profit enterprises are subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

For the years ended September 30, 2024 and 2023, all PRC subsidiaries are small and micro-profit companies as defined, and thus are eligible for the above preferential tax rate for small and micro enterprises for the taxable profit less than RMB3 million 2024 and 2023.

The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since NetClass China was approved as an HNTE beginning December 2019 and renewed in December 2022, NetClass China is entitled to a reduced income tax rate of 15% from 2019 to 2024. However, as the preferential tax rate for small and micro enterprises and the preferential tax rate for high-tech enterprises cannot be enjoyed simultaneously, NetClass China that meet both requirements chooses to enjoy the tax preferential treatment for small and micro enterprises for the years ended September 30, 2024 and 2023.

i)	The components of the income tax provision for the years ended September 30, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Current tax expense
PRC	$—	$—	$33,593
Hong Kong	—	198,615	—
Singapore	45,589	—	—
Total current income tax expense	45,589	$198,615	$33,593

Deferred tax expense
PRC	$119,608	$58,716	$(102,129)
Hong Kong	(78,403)	—	—
Singapore	(483)	—	—
Total deferred income tax expense	40,722	58,716	(102,129)

Total income tax expense	$86,311	$257,331	$(68,536)

Income/(loss) before provision for income taxes is attributable to the following geographic locations for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
PRC	$(941,937)	$(689,505)	$64,151
Hong Kong	(950,349)	1,109,065	—
Singapore	265,329	—	—
Cayman	323,543	—	—
Total Income before Income Taxes	$(1,303,414)	$419,560	$64,151

NOTE 8 — TAXES (Continued)

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate for the years ended September 30, 2024, 2023 and 2022

	2024	2023	2022
Income tax expense (benefit) at PRC statutory income tax rate	$(325,853)	$104,890	$16,038
Impact of different tax rates in other jurisdictions	(21,332)	(94,271)	—
Effect of PRC preferential tax rate	266,791	116,831	3,499
Effect of change in tax rate	—	233,082	—
Super deduction of qualified R&D expenditures *	(26,306)	(28,390)	(93,185)
Effect of change in valuation allowance	187,751	(111,786)	5,653
Net operating losses expired	5,096	—	—
Non-deductible items and others **	164	36,975	(541)
Income tax expense	$86,311	$257,331	$(68,536)
*

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.
iii)

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities as of September 30, 2024 and 2023 :

	2024	2023
Deferred tax assets:
Allowance for doubtful accounts	$40,273	$31,708
Net operating losses	392,874	238,515
Lease liability	2,254	2,436
Total deferred tax assets	435,401	272,659
Less: Valuation allowance	(215,526)	(21,910)
Total deferred tax assets, net of valuation allowance	219,875	250,749

Deferred tax liabilities:
Effect of temporary difference *	(129,176)	(124,942)
Right of use asset	(2,254)	(2,436)
Total deferred tax liabilities	(131,430)	(127,378)
Total deferred tax assets, net	$88,445	$123,371
*	Mainly due to revenue recognition differences

Valuation allowance movement for the years ended September 30, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Beginning balance	$21,910	$133,333	$178,259
Additions	192,863	257	37
Reversals	(5,111)	(112,043)	(30,597)
Foreign currency translation adjustments	5,864	363	(14,366)
Ending balance	$215,526	$21,910	$133,333

NOTE 8 — TAXES (Continued)

iii)

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities as of September 30, 2024 and 2023 : (Continued)

According to PRC tax regulations, the PRC net operating loss can generally carry forward for five years starting from the year subsequent to the year in which the loss was incurred, and that of high-tech enterprises is no more than 10 years. Carryback of losses is not permitted. As of September 30, 2024 and 2023, the Company had net operating losses of $6,050,433 and $4,770,288, respectively, which will be available to offset future taxable income. If not used, these carryforwards will expire from 2024 through 2033.

The realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. The valuation allowance is considered on an individual entity basis. As of September 30, 2024 and 2023, valuation allowances on deferred tax assets are provided because the Company believes that it is more-likely-than-not that certain of the subsidiaries in the PRC will not be able to generate sufficient taxable income in the near future, to realize the deferred tax assets carried-forwards. For the remaining entities, with the spread of the COVID-19 in PRC appeared to be under control, and those remaining PRC operating entities have been gradually recovered from the 2022 Outbreak, based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets as of September 30, 2024 and 2023.

(b)Taxes payable

Taxes payable consist of the following as of September 30, 2024 and 2023:

	2024	2023
PRC	$93,393	$89,829
Hong Kong	200,193	198,621
Singapore	47,631	—
Total taxes payable	$341,217	$288,450

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2023, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next 12 months. For the years ended September 30, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. As of September 30, 2024, the tax years ended December 31, 2019 through 2023 for the Group’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.